FINISHED GOODS USED IN OPERATIONS, NET (Tables)	12 Months Ended
Dec. 31, 2012
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Schedule of Finished Goods Used in Operations, Net
	December 31,
	2012	2011

Finished goods used in operations	$15,966	$15,922
Accumulated depreciation	(12,176)	(12,284)

Net finished goods used in operations	$3,790	$3,638